[logo – American Funds®]

The Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

March 5, 2008

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Bond Fund of America, Inc.
File Nos. 002-50700 and 811-02444

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 29, 2008 of the Registrant's Post-Effective Amendment No. 55 under the Act and Amendment No. 36 under the Investment Company Act of 1940.

Sincerely,

/s/ Kimberly S. Verdick

Kimberly S. Verdick